Note 10 - Options (Detail) - Components of Stock-Based Compensation Expense (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Research and development	$ 5,992,417	$ 5,125,608	$ 4,533,310
Selling, general and administrative	3,672,313	2,925,454	2,699,204
	2,323,845	702,460	1,023,626
Stock Based Compensation Expense [Member]
Research and development	1,505,061	601,423	885,600
Selling, general and administrative	$ 818,784	$ 101,037	$ 138,026